Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, including affiliate balances	$ 0.8	$ 0.6
Accumulated depreciation on vessels and equipment	459.3	391.0
Accounts payable, including affiliate balances	$ 1.1	$ 1.4
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	136,100,000	132,800,000
Common stock, shares outstanding (in shares)	136,100,000	132,800,000
Class B [Member]
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	23,200,000	23,200,000
Common stock, shares outstanding (in shares)	23,200,000	23,200,000